Derivative Instruments (Offsetting Derivative Liabilities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities			$ 3,680,161
Gross amounts offset in the Statement of Financial Condition			(2,736,210)
Net amounts of liabilities presented in the Statement of Financial Condition	215,372		943,951
Financial Intsruments
Collateral Pledged	(215,372)	[1],[2]	(943,951)	[1],[2]
Net Amount		[3],[4]		[5],[6]
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%		100.00%
Counterparty C [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition			162,059
Financial Intsruments
Collateral Pledged			(162,059)	[1],[2]
Net Amount				[5],[6]
Counterparty H [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition	215,372		781,892
Financial Intsruments
Collateral Pledged	(215,372)	[1],[2]	(781,892)	[1],[2]
Net Amount		[3],[4]		[5],[6]
Futures Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities			796,101
Gross amounts offset in the Statement of Financial Condition			(634,042)
Net amounts of liabilities presented in the Statement of Financial Condition			162,059
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities			796,101
Gross amounts offset in the Statement of Financial Condition			(634,042)
Net amounts of liabilities presented in the Statement of Financial Condition			162,059
Forward Currency Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	900,822		2,884,060
Gross amounts offset in the Statement of Financial Condition	(685,450)		(2,102,168)
Net amounts of liabilities presented in the Statement of Financial Condition	215,372		781,892
Forward Currency Contracts [Member] | Counterparty H [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	900,822		2,884,060
Gross amounts offset in the Statement of Financial Condition	(685,450)		(2,102,168)
Net amounts of liabilities presented in the Statement of Financial Condition	$ 215,372		$ 781,892

[1]	Collateral received and pledged includes both cash and U.S. Treasury notes held at each respective broker.
[2]	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial Condition, for each respective counterparty.
[3]	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2013.
[4]	Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2013.
[5]	Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2012.
[6]	Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2012.